Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues, net	$ 159,484	$ 93,194
Sales and marketing expenses, including non-employee stock-based compensation of $0 and $16 respectively	114,111	65,776
Operating expenses:
Personnel expenses, including stock-based compensation of $61,690 and $3,920 respectively	82,057	23,422
General and administrative expenses, including non-employee stock-based compensation of $352 and $0 respectively	9,662	7,455
Information technology expenses	5,333	4,058
Provision for doubtful accounts receivable and contract assets	312	1,874
Depreciation and amortization	11,770	12,861
Restructuring and related costs	2,542	0
Total operating expenses	225,787	115,446
Loss from operations	66,303	22,252
Other income (expense):
Interest income	637	505
Interest expense	(26,654)	(23,683)
Gain on extinguishment of PPP loan	2,009	5,868
Changes in fair value of warrant liability	(108)	0
Other income, net	308	980
Total other expense, net	(23,808)	(16,330)
Loss before income taxes	(90,111)	(38,582)
Provision for income taxes	(127)	(323)
Net loss	$ (90,238)	$ (38,905)
Net loss attributable per share to common stockholders:
Net loss attributable per share to common stockholders, basic (in dollars per share)	$ (1.34)	$ (0.64)
Net loss attributable per share to common stockholders, diluted (in dollars per share)	$ (1.34)	$ (0.64)
Basic and diluted
Basic weighted average shares outstanding (in shares)	67,368,620	60,800,000
Diluted weighted average shares outstanding (in shares)	67,368,620	60,800,000